OPERATING INCOME - Interest expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING INCOME
Deposits	$ 6,141,680	$ 2,814,505	$ 4,084,192
Debt instruments in issue	1,328,511	1,053,441	1,053,989
Borrowing costs	763,717	293,949	527,825
Lease liabilities	111,349	111,556	118,600
Preferred shares	57,701	57,701	57,701
Borrowings from other financial institutions	11,375	3,870	5,838
Other interest	28,137	16,534	14,863
Interest expenses	$ 8,442,470	$ 4,351,556	$ 5,863,008
Intervention rate issued by Banco de la Republica	12.00%	3.00%	1.75%
Net interest income	$ 16,929,815	$ 11,304,222	$ 10,578,422